SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Summary of Authorized Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Common stock, shares, authorized (in shares)	300,000,000	300,000,000
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Common stock, value, authorized	$ 15,000	$ 15,000	$ 15,000